Accounts payable, accrued liabilities and asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Components of the Accounts Payable
a)
The components of the accounts payable are as follows:

	At December 31,
	2021		2022
Suppliers	Ps.	87,942,106	Ps.	69,238,025
Sundry creditors		107,111,390		95,270,108
Interest payable		6,827,225		6,671,247
Guarantee deposits from customers		1,577,424		833,424
Dividends payable		3,029,536		2,459,965

Total	Ps.	206,487,681	Ps.	174,472,769

Summary of Balance of Accrued Liabilities
b)
The balance of accrued liabilities at December 31, 2021 and 2022 are as follows:

	At December 31,
	2021		2022
Current liabilities
Direct employee benefits payable	Ps.	20,052,946	Ps.	20,964,474
Provisions		34,338,518		35,850,857

Total	Ps.	54,391,464	Ps.	56,815,331

Summary of Movements in Contingent Liabilities
The movements in contingencies for the years ended December 31, 2021 and 2022 are as follows:

	Balance at December 31, 2020		Effect of translation		Increase of the year		Applications		Balance at December 31, 2021
							Payments	Reversals
Contingencies	Ps.	31,326,691	Ps.	1,556,950	Ps.	7,425,182	Ps.(4,079,190)	Ps.(1,891,115)	Ps.	34,338,518

	Balance at December 31, 2021		Effect of translation		Increase of the year		Applications		Balance at December 31, 2022
							Payments	Reversals
Contingencies	Ps.	34,338,518	Ps.	1,430,535	Ps.	5,236,368	Ps.(3,864,013)	Ps.(1,290,551)	Ps.	35,850,857

Provisions and contingencies include tax, labor, regulatory and other legal type contingencies. See Note 17 b) for detail of contingencies.

Summary of Movements in Asset Retirement Obligations
c)
The movements in the asset retirement obligations for the years ended December 31, 2021 and 2022 are as follows:

	Balance at December 31, 2020		Effect of translation		Increase of the year		Applications				Balance at December 31, 2021
							Payments		Reversals
Asset retirement obligations	Ps.	17,887,991	Ps.	(910,181)	Ps.	1,273,201	Ps.	(148,634)	Ps.	(1,350,154)	Ps.	16,752,223

	Balance at December 31, 2021	Business combination	Spin-off effect (2)	Effect of translation	Increase of the year	Applications		Balance at December 31, 2022
						Payments	Reversals (1)
Asset retirement obligations	Ps.16,752,223	Ps.156,578	Ps.(4,257,531)	Ps.(1,138,217)	Ps.350,802	Ps.(201,523)	Ps.(862,335)	Ps.10,799,997